BUSINESS SEGMENT INFORMATION - Assets and liabilities by business segment and geography (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Deferred tax assets	$ 127	$ 97
Retirement benefit asset	62
Cash at bank	169	100	$ 120
Total assets	7,866	7,344	7,167
Non-current assets	4,946	4,718	4,574
Liabilities	3,222	3,386	3,201
Long-term borrowings	1,423	1,564
Retirement benefit obligations	131	164
Deferred tax liabilities	97	94
Bank overdrafts and loans	27	86
Current tax payable	233	231
Depreciation of property, plant and equipment	243	224	226
Amortisation of acquisition intangibles	130	130	153
Amortisation of other intangible assets	62	61	66
Total depreciation and amortisation expense	435	415	445
Impairment losses on acquisition intangibles	10	48	51
Impairment reversal on trade investments	2		(3)
Total non-cash items	447	463	493
Additions to property, plant and equipment	308	320	303
Additions to intangibles	68	72	55
Capital expenditure (excluding business combinations)	376	392	358
Trade investments	8	2	2
Acquisitions – Goodwill	132	211	34
Acquisitions – Intangible assets	61	85	19
Acquisitions – Property, plant and equipment	1	2	6
Capital and acquisition expenditure	578	692	419
Operating segments
Disclosure of operating segments [line items]
Total assets	7,508	7,147	6,929
Liabilities	1,311	1,247	1,197
Unallocated amounts
Disclosure of operating segments [line items]
Deferred tax assets	127	97	105
Retirement benefit asset	62		13
Cash at bank	169	100	120
Long-term borrowings	1,423	1,564	1,434
Retirement benefit obligations	131	164	184
Deferred tax liabilities	97	94	77
Bank overdrafts and loans	27	86	46
Current tax payable	233	231	263
United Kingdom
Disclosure of operating segments [line items]
Non-current assets	364	335	366
United States of America
Disclosure of operating segments [line items]
Non-current assets	3,295	3,145	2,982
Other
Disclosure of operating segments [line items]
Non-current assets	$ 1,287	$ 1,238	$ 1,226